Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Footnote) (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,260.0
Disallowed finance costs	$ 36.4